Schedule IV Reinsurance (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Effects of Reinsurance [Line Items]
Gross amount	[1]	$ 1,038	$ 998		$ 982
Ceded to Other Companies	[1]	139	146		146
Assumed from Other Companies	[1]	225	231		234
Net Amount	[1]	$ 1,124	$ 1,083		$ 1,070
Premiums:
Premiums,Percentage of Amount Assumed to Net		20.00%	21.30%	[1]	21.90%
Life insurance in-force
Effects of Reinsurance [Line Items]
Gross amount	[1]	$ 483,010	$ 485,888		$ 492,061
Ceded to Other Companies	[1]	73,049	77,306		80,536
Assumed from Other Companies	[1]	31,886	30,688		30,677
Net Amount	[1]	$ 441,847	$ 439,270		$ 442,202
Life insurance in-force,Percentage of amount assumed to Net	[1]	7.20%	7.00%		6.90%
Premiums:
Life insurance in-force,Percentage of amount assumed to Net	[1]	7.20%	7.00%		6.90%
Life insurance and annuities
Effects of Reinsurance [Line Items]
Gross amount	[1]	$ 984	$ 937		$ 915
Ceded to Other Companies	[1]	103	106		101
Assumed from Other Companies	[1]	216	222		224
Net Amount	[1]	$ 1,097	$ 1,053		$ 1,038
Premiums:
Premiums,Percentage of Amount Assumed to Net		19.70%	21.10%	[1]	21.60%
Life insurance and annuities
Effects of Reinsurance [Line Items]
Gross amount	[1]	$ 54	$ 61		$ 67
Ceded to Other Companies	[1]	36	40		45
Assumed from Other Companies	[1]	9	9		10
Net Amount	[1]	$ 27	$ 30		$ 32
Premiums:
Premiums,Percentage of Amount Assumed to Net		33.30%	30.00%	[1]	31.30%

[1]	Includes amounts related to the discontinued group life and health business.